John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 5/31/2020

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	152,460	$7,119,872
Capital Appreciation, Class NAV, JHF II (Jennison)	253,829	4,459,770
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	298,800	3,313,697
Disciplined Value, Class NAV, JHF III (Boston Partners)	271,435	4,636,107
Disciplined Value International, Class NAV, JHIT (Boston Partners)	374,710	3,885,745
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	704,025	7,244,416
Equity Income, Class NAV, JHF II (T. Rowe Price)	453,484	6,888,415
Financial Industries, Class NAV, JHIT II (MIM US) (B)	98,211	1,521,292
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	73,323	3,608,236
International Dynamic Growth, Class NAV, JHIT (Axiom)	68,338	759,918
International Growth, Class NAV, JHF III (Wellington)	118,079	3,279,061
International Small Company, Class NAV, JHF II (DFA)	294,953	2,713,569
Mid Cap Stock, Class NAV, JHF II (Wellington)	240,828	5,623,330
Mid Value, Class NAV, JHF II (T. Rowe Price)	391,186	5,175,384
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	84,302	1,474,440
Small Cap Value, Class NAV, JHF II (Wellington)	93,919	1,406,912
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,369,217	36,690,778
Fixed income - 1.8%
Bond, Class NAV, JHSB (MIM US) (B)	25,953	425,361
Core Bond, Class NAV, JHF II (Wells Capital)	7,497	103,005
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	69,798	600,963
High Yield, Class NAV, JHBT (MIM US) (B)	190,178	600,963
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	27,933	291,343
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	55,231	567,221
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	68,423	577,492
Health Sciences, Class NAV, JHF II (T. Rowe Price)	292,593	1,553,668
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	339,295	1,442,006

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $109,337,266)		$105,962,964
UNAFFILIATED INVESTMENT COMPANIES - 3.6%
Equity - 3.6%
Fidelity 500 Index Fund	4,050	428,720
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Emerging Markets Index Fund	202,341	$1,875,698
Fidelity International Index Fund	27,146	1,005,742
Fidelity Small Cap Index Fund	40,107	709,093

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,466,334)		$4,019,253
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	4,248	1,293

TOTAL COMMON STOCKS (Cost $1,807)		$1,293
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	721,600	485,575
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	739,600	484,524
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	725,500	485,076
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	719,300	485,455

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,584,195)		$1,940,630
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	173,665	173,665

TOTAL SHORT-TERM INVESTMENTS (Cost $173,665)		$173,665
Total investments (Cost $115,563,267) - 100.0%		$112,097,805
Other assets and liabilities, net - 0.0%		32,799
TOTAL NET ASSETS - 100.0%		$112,130,604
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.6%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	314,028	$14,665,121
Capital Appreciation, Class NAV, JHF II (Jennison)	529,835	9,309,207
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	613,842	6,807,512
Disciplined Value, Class NAV, JHF III (Boston Partners)	561,144	9,584,333
Disciplined Value International, Class NAV, JHIT (Boston Partners)	771,874	8,004,337
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,445,572	14,874,934
Equity Income, Class NAV, JHF II (T. Rowe Price)	938,664	14,258,299
Financial Industries, Class NAV, JHIT II (MIM US) (B)	202,804	3,141,441
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	151,014	7,431,393
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	139,091	$1,546,693
International Growth, Class NAV, JHF III (Wellington)	239,862	6,660,962
International Small Company, Class NAV, JHF II (DFA)	607,581	5,589,743
Mid Cap Stock, Class NAV, JHF II (Wellington)	507,857	11,858,469
Mid Value, Class NAV, JHF II (T. Rowe Price)	809,163	10,705,221
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	165,170	2,888,816
Small Cap Value, Class NAV, JHF II (Wellington)	194,440	2,912,715
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,940,329	75,580,187
Fixed income - 1.7%
Bond, Class NAV, JHSB (MIM US) (B)	51,036	836,482
Core Bond, Class NAV, JHF II (Wells Capital)	14,742	202,561
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	137,260	1,181,805
High Yield, Class NAV, JHBT (MIM US) (B)	373,989	1,181,805
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	55,727	581,231
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	115,991	1,191,232
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	143,603	1,212,008
Health Sciences, Class NAV, JHF II (T. Rowe Price)	589,320	3,129,289
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	703,422	2,989,542

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $224,994,698)		$218,325,338
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity 500 Index Fund	8,351	884,003
Fidelity Emerging Markets Index Fund	423,812	3,928,733
Fidelity International Index Fund	48,622	1,801,455
Fidelity Small Cap Index Fund	82,346	1,455,879

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,027,228)		$8,070,070
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	12,063	3,672

TOTAL COMMON STOCKS (Cost $5,131)		$3,672
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	1,499,100	1,008,765
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	1,535,700	1,006,062
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	1,507,500	1,007,929
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	1,492,800	1,007,490
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,285,897)		$4,030,246
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	365,938	$365,938

TOTAL SHORT-TERM INVESTMENTS (Cost $365,938)		$365,938
Total investments (Cost $237,678,892) - 100.0%		$230,795,264
Other assets and liabilities, net - 0.0%		36,809
TOTAL NET ASSETS - 100.0%		$230,832,073
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.6%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	565,592	$26,413,154
Capital Appreciation, Class NAV, JHF II (Jennison)	939,991	16,515,636
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,106,386	12,269,817
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,008,561	17,226,224
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,382,385	14,335,333
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,565,952	26,403,642
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,677,985	25,488,589
Financial Industries, Class NAV, JHIT II (MIM US) (B)	360,134	5,578,473
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	272,609	13,415,070
International Dynamic Growth, Class NAV, JHIT (Axiom)	252,091	2,803,252
International Growth, Class NAV, JHF III (Wellington)	427,731	11,878,093
International Small Company, Class NAV, JHF II (DFA)	1,094,176	10,066,418
Mid Cap Stock, Class NAV, JHF II (Wellington)	915,660	21,380,653
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,453,854	19,234,491
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	312,999	5,474,356
Small Cap Value, Class NAV, JHF II (Wellington)	349,860	5,240,897
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,444,084	135,516,079
Fixed income - 1.7%
Bond, Class NAV, JHSB (MIM US) (B)	87,132	1,428,089
Core Bond, Class NAV, JHF II (Wells Capital)	24,055	330,513
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	232,368	$2,000,685
High Yield, Class NAV, JHBT (MIM US) (B)	633,128	2,000,685
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	101,836	1,062,147
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	211,509	2,172,194
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	258,348	2,180,461
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,068,510	5,673,790
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,273,611	5,412,846

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $392,744,991)		$391,501,587
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity 500 Index Fund	15,031	1,591,021
Fidelity Emerging Markets Index Fund	757,014	7,017,516
Fidelity International Index Fund	85,719	3,175,899
Fidelity Small Cap Index Fund	147,753	2,612,268

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,181,320)		$14,396,704
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	24,454	7,443

TOTAL COMMON STOCKS (Cost $10,402)		$7,443
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	2,709,400	1,823,193
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	2,778,000	1,819,912
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	2,725,400	1,822,229
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	2,699,600	1,821,958

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,937,934)		$7,287,292
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	613,187	613,187

TOTAL SHORT-TERM INVESTMENTS (Cost $613,187)		$613,187
Total investments (Cost $415,487,834) - 100.0%		$413,806,213
Other assets and liabilities, net - 0.0%		44,915
TOTAL NET ASSETS - 100.0%		$413,851,128
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	986,916	$46,088,970
Capital Appreciation, Class NAV, JHF II (Jennison)	1,624,328	28,539,446
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,927,101	21,371,549
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,751,029	29,907,579
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,366,051	24,535,950
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,443,809	45,726,796
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,899,905	44,049,558
Financial Industries, Class NAV, JHIT II (MIM US) (B)	622,273	9,639,012
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	472,332	23,243,466
International Dynamic Growth, Class NAV, JHIT (Axiom)	429,884	4,780,313
International Growth, Class NAV, JHF III (Wellington)	742,236	20,611,907
International Small Company, Class NAV, JHF II (DFA)	1,890,620	17,393,705
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,599,797	37,355,271
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,505,186	33,143,606
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	520,862	9,109,875
Small Cap Value, Class NAV, JHF II (Wellington)	619,815	9,284,827
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,639,780	235,657,201
Fixed income - 1.6%
Bond, Class NAV, JHSB (MIM US) (B)	150,520	2,467,016
Core Bond, Class NAV, JHF II (Wells Capital)	43,492	597,579
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	404,931	3,486,456
High Yield, Class NAV, JHBT (MIM US) (B)	1,103,309	3,486,456
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	170,775	1,781,182
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	364,776	3,746,246
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	441,952	3,730,076
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,845,708	9,800,711
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,133,394	9,066,922

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $620,781,643)		$678,601,675
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity 500 Index Fund	26,177	2,770,828
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Emerging Markets Index Fund	1,312,132	$12,163,468
Fidelity International Index Fund	148,810	5,513,419
Fidelity Small Cap Index Fund	253,634	4,484,258

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,136,371)		$24,931,973
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	45,339	13,799

TOTAL COMMON STOCKS (Cost $19,285)		$13,799
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	4,720,200	3,176,289
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	4,840,500	3,171,089
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	4,746,000	3,173,221
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	4,702,400	3,173,646

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,339,784)		$12,694,245
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	1,414,181	1,414,181

TOTAL SHORT-TERM INVESTMENTS (Cost $1,414,181)		$1,414,181
Total investments (Cost $660,691,264) - 100.0%		$717,655,873
Other assets and liabilities, net - 0.0%		48,317
TOTAL NET ASSETS - 100.0%		$717,704,190
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 84.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,029,160	$48,061,787
Capital Appreciation, Class NAV, JHF II (Jennison)	1,675,053	29,430,682
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,424,234	15,794,754
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,771,833	30,262,911
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,437,965	25,281,699
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,589,713	47,228,151
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,052,972	46,374,649
Financial Industries, Class NAV, JHIT II (MIM US) (B)	684,929	10,609,550
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	198,218	2,156,613
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	528,646	$26,014,690
Global Equity, Class NAV, JHF II (MIM US) (B)	329,352	3,619,580
Global Shareholder Yield, Class NAV, JHF III (Epoch)	222,396	2,143,895
International Dynamic Growth, Class NAV, JHIT (Axiom)	328,517	3,653,105
International Growth, Class NAV, JHF III (Wellington)	810,383	22,504,341
International Small Company, Class NAV, JHF II (DFA)	2,039,795	18,766,114
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,620,169	37,830,958
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,540,900	33,616,111
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	513,868	8,987,544
Small Cap Value, Class NAV, JHF II (Wellington)	615,367	9,218,192
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,110,174	251,669,798
Fixed income - 4.0%
Bond, Class NAV, JHSB (MIM US) (B)	519,003	8,506,453
Core Bond, Class NAV, JHF II (Wells Capital)	366,389	5,034,187
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	834,460	7,184,698
High Yield, Class NAV, JHBT (MIM US) (B)	2,213,056	6,993,256
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	378,718	3,950,024
Alternative and specialty - 4.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	415,966	4,271,972
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	519,785	4,386,982
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	735,711	5,790,049
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,099,862	11,150,270
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,400,989	10,204,202

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $678,776,444)		$740,697,217
UNAFFILIATED INVESTMENT COMPANIES - 3.8%
Equity - 3.8%
Fidelity 500 Index Fund	47,104	4,985,923
Fidelity Emerging Markets Index Fund	1,157,529	10,730,295
Fidelity International Index Fund	269,642	9,990,245
Fidelity Small Cap Index Fund	267,006	4,720,673

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,207,059)		$30,427,136
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	49,809	15,160

TOTAL COMMON STOCKS (Cost $21,187)		$15,160
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	8,384,300	$5,641,913
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	8,597,600	5,632,426
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	8,430,900	5,636,981
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	8,354,700	5,638,581

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,372,778)		$22,549,901
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	1,429,172	1,429,172

TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,172)		$1,429,172
Total investments (Cost $732,806,640) - 100.0%		$795,118,586
Other assets and liabilities, net - 0.0%		46,477
TOTAL NET ASSETS - 100.0%		$795,165,063
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 77.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,165,665	$54,436,573
Capital Appreciation, Class NAV, JHF II (Jennison)	1,874,998	32,943,719
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,757,599	19,491,775
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,924,373	32,868,298
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,702,498	28,024,908
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,798,313	49,374,641
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,609,779	54,832,549
Financial Industries, Class NAV, JHIT II (MIM US) (B)	671,532	10,402,026
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	389,985	4,243,036
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	620,953	30,557,082
Global Equity, Class NAV, JHF II (MIM US) (B)	542,479	5,961,847
Global Shareholder Yield, Class NAV, JHF III (Epoch)	367,110	3,538,944
International Dynamic Growth, Class NAV, JHIT (Axiom)	255,886	2,845,456
International Growth, Class NAV, JHF III (Wellington)	933,198	25,914,902
International Small Company, Class NAV, JHF II (DFA)	2,362,315	21,733,301
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,702,753	39,759,280
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,675,247	$35,393,518
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	561,972	9,828,895
Small Cap Value, Class NAV, JHF II (Wellington)	625,683	9,372,728
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,243,091	285,787,257
Fixed income - 10.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,507,701	24,711,223
Core Bond, Class NAV, JHF II (Wells Capital)	1,596,883	21,941,175
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,912,207	16,464,099
High Yield, Class NAV, JHBT (MIM US) (B)	4,294,092	13,569,330
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	705,212	6,452,692
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,396,309	14,563,503
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	323,893	3,423,552
Alternative and specialty - 5.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	540,959	5,555,654
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	775,580	6,545,894
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,149,081	16,913,268
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,396,054	12,723,048
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,331,997	9,910,987

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $835,142,800)		$910,085,160
UNAFFILIATED INVESTMENT COMPANIES - 3.4%
Equity - 3.4%
Fidelity 500 Index Fund	37,008	3,917,271
Fidelity Emerging Markets Index Fund	889,734	8,247,831
Fidelity International Index Fund	436,964	16,189,523
Fidelity Small Cap Index Fund	306,997	5,427,716

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,913,032)		$33,782,341
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	52,909	16,103

TOTAL COMMON STOCKS (Cost $22,505)		$16,103
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. Government - 3.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	14,019,900	9,434,187
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	14,376,400	9,418,211
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	14,098,100	9,426,126
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	13,970,600	9,428,747

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,736,300)		$37,707,271
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	1,613,381	$1,613,381

TOTAL SHORT-TERM INVESTMENTS (Cost $1,613,381)		$1,613,381
Total investments (Cost $905,428,018) - 100.0%		$983,204,256
Other assets and liabilities, net - 0.0%		43,873
TOTAL NET ASSETS - 100.0%		$983,248,129
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 67.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,116,191	$52,126,130
Capital Appreciation, Class NAV, JHF II (Jennison)	1,746,413	30,684,472
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,864,796	31,770,585
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,715,351	29,298,192
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,725,068	28,258,953
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,420,004	45,481,839
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,355,127	50,964,379
Financial Industries, Class NAV, JHIT II (MIM US) (B)	755,207	11,698,163
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,029,857	11,204,840
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	604,590	29,751,875
Global Equity, Class NAV, JHF II (MIM US) (B)	1,182,221	12,992,610
Global Shareholder Yield, Class NAV, JHF III (Epoch)	757,219	7,299,593
International Dynamic Growth, Class NAV, JHIT (Axiom)	350,139	3,893,548
International Growth, Class NAV, JHF III (Wellington)	904,451	25,116,593
International Small Company, Class NAV, JHF II (DFA)	2,548,714	23,448,170
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,646,084	38,436,067
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,572,377	34,032,542
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	526,468	9,207,931
Small Cap Value, Class NAV, JHF II (Wellington)	588,894	8,821,633
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,490,898	299,375,877
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 17.9%
Bond, Class NAV, JHSB (MIM US) (B)	2,824,570	$46,294,702
Core Bond, Class NAV, JHF II (Wells Capital)	3,443,229	47,309,967
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,576,831	30,796,515
High Yield, Class NAV, JHBT (MIM US) (B)	7,263,870	22,953,829
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,352,195	12,372,581
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,902,591	40,704,019
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	611,905	6,467,833
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	687,402	7,059,622
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,010,784	8,531,018
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,973,836	31,274,088
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,064,076	16,270,241
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,584,092	10,982,391

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $978,634,640)		$1,064,880,798
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 3.0%
Fidelity Emerging Markets Index Fund	710,161	6,583,191
Fidelity International Index Fund	601,062	22,269,365
Fidelity Small Cap Index Fund	324,835	5,743,076

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,974,253)		$34,595,632
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	59,458	18,097

TOTAL COMMON STOCKS (Cost $25,291)		$18,097
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	20,807,800	14,001,859
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	21,338,900	13,979,456
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	20,922,400	13,988,919
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	20,734,900	13,993,968

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $45,635,456)		$55,964,202
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	2,045,013	2,045,013
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,045,013)	$2,045,013
Total investments (Cost $1,065,314,653) - 100.0%	$1,157,503,742
Other assets and liabilities, net - 0.0%	50,703
TOTAL NET ASSETS - 100.0%	$1,157,554,445
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 57.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	741,237	$34,615,769
Capital Appreciation, Class NAV, JHF II (Jennison)	1,092,176	19,189,531
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,830,599	42,481,340
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,076,196	18,381,436
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,315,717	24,013,988
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,000,343	30,873,533
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,239,131	34,012,402
Financial Industries, Class NAV, JHIT II (MIM US) (B)	590,093	9,140,544
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,577,066	17,158,482
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	433,576	21,336,294
Global Equity, Class NAV, JHF II (MIM US) (B)	1,559,129	17,134,822
Global Shareholder Yield, Class NAV, JHF III (Epoch)	801,507	7,726,525
International Dynamic Growth, Class NAV, JHIT (Axiom)	333,833	3,712,226
International Growth, Class NAV, JHF III (Wellington)	763,487	21,202,038
International Small Company, Class NAV, JHF II (DFA)	2,111,563	19,426,375
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,272,172	29,705,216
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,980,376	26,200,379
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	381,328	6,669,426
Small Cap Value, Class NAV, JHF II (Wellington)	441,118	6,607,953
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,989,541	250,356,103
Fixed income - 26.4%
Bond, Class NAV, JHSB (MIM US) (B)	4,017,537	65,847,438
Core Bond, Class NAV, JHF II (Wells Capital)	3,812,106	52,378,340
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,192,641	36,098,643
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,399,943	10,653,564
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	8,079,100	$25,529,955
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,652,186	16,356,637
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,046,608	18,726,466
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,898,839	61,524,891
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	709,243	7,496,701
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	651,553	6,691,446
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	1,033,044	8,718,887
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,337,406	42,005,387
Health Sciences, Class NAV, JHF II (T. Rowe Price)	3,008,084	15,972,926
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,085,901	8,865,081

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $941,887,761)		$1,016,810,744
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity Emerging Markets Index Fund	639,122	5,924,658
Fidelity International Index Fund	457,350	16,944,815
Fidelity Small Cap Index Fund	261,311	4,619,972

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,922,896)		$27,489,445
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	43,019	13,093

TOTAL COMMON STOCKS (Cost $18,298)		$13,093
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	5,879,903	5,944,920
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	4,490,458	4,618,853
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	906,410	935,729
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	1,682,904	1,696,313
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	20,607,800	13,867,277
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	21,134,100	13,845,288
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	20,722,500	13,855,264
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	20,535,000	13,859,055

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,259,329)		$68,622,699
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	2,021,913	$2,021,913

TOTAL SHORT-TERM INVESTMENTS (Cost $2,021,913)		$2,021,913
Total investments (Cost $1,033,110,197) - 100.0%		$1,114,957,894
Other assets and liabilities, net - 0.0%		33,744
TOTAL NET ASSETS - 100.0%		$1,114,991,638
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 44.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	184,112	$8,598,037
Capital Appreciation, Class NAV, JHF II (Jennison)	169,816	2,983,668
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,181,841	35,286,613
Disciplined Value, Class NAV, JHF III (Boston Partners)	103,432	1,766,625
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,038,572	10,769,990
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,211,326	12,464,546
Equity Income, Class NAV, JHF II (T. Rowe Price)	643,134	9,769,210
Financial Industries, Class NAV, JHIT II (MIM US) (B)	345,796	5,356,374
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,225,605	13,334,580
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	207,241	10,198,351
Global Equity, Class NAV, JHF II (MIM US) (B)	1,224,113	13,453,000
Global Shareholder Yield, Class NAV, JHF III (Epoch)	685,642	6,609,591
International Dynamic Growth, Class NAV, JHIT (Axiom)	391,199	4,350,132
International Growth, Class NAV, JHF III (Wellington)	245,631	6,821,175
International Small Company, Class NAV, JHF II (DFA)	1,075,727	9,896,690
Mid Cap Stock, Class NAV, JHF II (Wellington)	595,916	13,914,641
Mid Value, Class NAV, JHF II (T. Rowe Price)	922,163	12,200,214
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	247,449	4,327,886
Small Cap Value, Class NAV, JHF II (Wellington)	284,496	4,261,748
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,825,921	128,784,281
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 38.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,933,377	$64,468,054
Core Bond, Class NAV, JHF II (Wells Capital)	3,998,638	54,941,289
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,426,679	29,503,710
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,580,608	12,028,424
High Yield, Class NAV, JHBT (MIM US) (B)	6,527,091	20,625,606
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,222,494	22,002,694
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,559,188	14,266,570
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,230,301	44,122,037
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	586,024	6,194,277
Alternative and specialty - 8.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	455,370	4,676,647
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	739,024	6,237,366
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,284,790	33,721,298
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,076,071	11,023,938
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,214,994	5,163,723

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $604,046,806)		$644,122,985
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity Emerging Markets Index Fund	224,560	2,081,673
Fidelity International Index Fund	297,505	11,022,575

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,883,358)		$13,104,248
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	19,966	6,077

TOTAL COMMON STOCKS (Cost $8,493)		$6,077
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	7,875,657	7,962,742
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,014,600	6,186,575
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,213,211	1,252,453
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	2,254,981	2,272,948
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	10,791,300	7,261,617
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	11,066,300	7,249,711
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	10,849,400	7,254,014
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	10,752,400	7,256,786
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,155,630)		$46,696,846
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	1,466,026	$1,466,026

TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,026)		$1,466,026
Total investments (Cost $661,560,313) - 100.0%		$705,396,182
Other assets and liabilities, net - 0.0%		13,958
TOTAL NET ASSETS - 100.0%		$705,410,140
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 39.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	53,563	$2,501,388
Capital Appreciation, Class NAV, JHF II (Jennison)	55,854	981,352
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,419,818	15,745,777
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,402	280,140
Disciplined Value International, Class NAV, JHIT (Boston Partners)	337,959	3,504,637
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	253,020	2,603,579
Equity Income, Class NAV, JHF II (T. Rowe Price)	214,209	3,253,832
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	468,739	5,099,875
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	62,818	3,091,276
Global Equity, Class NAV, JHF II (MIM US) (B)	458,857	5,042,839
Global Shareholder Yield, Class NAV, JHF III (Epoch)	307,636	2,965,614
International Dynamic Growth, Class NAV, JHIT (Axiom)	110,238	1,225,843
International Growth, Class NAV, JHF III (Wellington)	85,865	2,384,462
International Small Company, Class NAV, JHF II (DFA)	336,832	3,098,856
Mid Cap Stock, Class NAV, JHF II (Wellington)	157,260	3,672,019
Mid Value, Class NAV, JHF II (T. Rowe Price)	247,371	3,272,720
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	70,885	1,239,781
Small Cap Value, Class NAV, JHF II (Wellington)	85,255	1,277,114
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,684,322	40,122,270
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 45.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,750,349	$28,688,221
Core Bond, Class NAV, JHF II (Wells Capital)	1,771,947	24,346,555
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,393,299	11,996,305
Floating Rate Income, Class NAV, JHF II (Bain Capital)	847,187	6,447,091
High Yield, Class NAV, JHBT (MIM US) (B)	2,683,973	8,481,356
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,239,744	12,273,470
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	624,748	5,716,440
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,741,483	18,163,673
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	234,434	2,477,966
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	179,139	1,839,755
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	311,933	2,632,715
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,645,154	12,947,364

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $224,283,870)		$237,374,285
UNAFFILIATED INVESTMENT COMPANIES - 1.4%
Equity - 1.4%
Fidelity Emerging Markets Index Fund	79,233	734,488
Fidelity International Index Fund	79,903	2,960,388

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,153,729)		$3,694,876
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	5,942	1,809

TOTAL COMMON STOCKS (Cost $2,528)		$1,809
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	4,432,126	4,481,134
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,384,639	3,481,416
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	680,557	702,570
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	1,271,970	1,282,105
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	2,963,600	1,994,248
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	3,039,500	1,991,225
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	2,981,300	1,993,326
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	2,953,200	1,993,112

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,349,278)		$17,919,136
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	455,625	$455,625

TOTAL SHORT-TERM INVESTMENTS (Cost $455,625)		$455,625
Total investments (Cost $245,245,030) - 100.0%		$259,445,731
Other assets and liabilities, net - 0.0%		12,989
TOTAL NET ASSETS - 100.0%		$259,458,720
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 32.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	17,909	$836,347
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	910,969	10,102,644
Disciplined Value International, Class NAV, JHIT (Boston Partners)	204,042	2,115,920
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	57,228	588,876
Equity Income, Class NAV, JHF II (T. Rowe Price)	58,133	883,043
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	247,260	2,690,186
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	27,797	1,367,903
Global Equity, Class NAV, JHF II (MIM US) (B)	307,971	3,384,600
Global Shareholder Yield, Class NAV, JHF III (Epoch)	242,039	2,333,259
International Dynamic Growth, Class NAV, JHIT (Axiom)	32,884	365,665
International Growth, Class NAV, JHF III (Wellington)	64,896	1,802,151
International Small Company, Class NAV, JHF II (DFA)	184,456	1,696,992
Mid Cap Stock, Class NAV, JHF II (Wellington)	63,200	1,475,723
Mid Value, Class NAV, JHF II (T. Rowe Price)	99,310	1,313,867
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	31,053	543,119
Small Cap Value, Class NAV, JHF II (Wellington)	36,287	543,583
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,974,411	21,501,335
Fixed income - 51.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,222,234	20,032,415
Core Bond, Class NAV, JHF II (Wells Capital)	1,325,727	18,215,491
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	925,559	7,969,065
Floating Rate Income, Class NAV, JHF II (Bain Capital)	728,584	5,544,527
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,814,126	$5,732,638
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,097,488	10,865,128
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	431,060	3,944,196
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,180,119	12,308,636
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	156,307	1,652,166
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	175,232	1,799,629
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	225,268	1,901,263
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,038,577	8,173,604

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $145,487,339)		$151,683,971
UNAFFILIATED INVESTMENT COMPANIES - 1.2%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	49,715	460,865
Fidelity International Index Fund	41,855	1,550,734

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,176,137)		$2,011,599
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	2,849	867

TOTAL COMMON STOCKS (Cost $1,212)		$867
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	3,903,384	3,946,546
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,981,318	3,066,562
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	597,611	616,941
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	1,122,279	1,131,221
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	1,315,800	885,420
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	1,349,600	884,145
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	1,322,600	884,303
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	1,311,200	884,928

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,563,771)		$12,300,066
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (F)	297,910	297,910
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $297,910)	$297,910
Total investments (Cost $159,526,369) - 100.0%	$166,294,413
Other assets and liabilities, net - 0.0%	9,241
TOTAL NET ASSETS - 100.0%	$166,303,654
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale, excluding 144A securities.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$105,962,964	$105,962,964	—	—
Unaffiliated investment companies	4,019,253	4,019,253	—	—
Common stocks	1,293	—	—	$1,293
U.S. Government and Agency obligations	1,940,630	—	$1,940,630	—
Short-term investments	173,665	173,665	—	—
Total investments in securities	$112,097,805	$110,155,882	$1,940,630	$1,293

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$218,325,338	$218,325,338	—	—
Unaffiliated investment companies	8,070,070	8,070,070	—	—
Common stocks	3,672	—	—	$3,672
U.S. Government and Agency obligations	4,030,246	—	$4,030,246	—
Short-term investments	365,938	365,938	—	—
Total investments in securities	$230,795,264	$226,761,346	$4,030,246	$3,672

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
|	13

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$391,501,587	$391,501,587	—	—
Unaffiliated investment companies	14,396,704	14,396,704	—	—
Common stocks	7,443	—	—	$7,443
U.S. Government and Agency obligations	7,287,292	—	$7,287,292	—
Short-term investments	613,187	613,187	—	—
Total investments in securities	$413,806,213	$406,511,478	$7,287,292	$7,443

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$678,601,675	$678,601,675	—	—
Unaffiliated investment companies	24,931,973	24,931,973	—	—
Common stocks	13,799	—	—	$13,799
U.S. Government and Agency obligations	12,694,245	—	$12,694,245	—
Short-term investments	1,414,181	1,414,181	—	—
Total investments in securities	$717,655,873	$704,947,829	$12,694,245	$13,799

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$740,697,217	$740,697,217	—	—
Unaffiliated investment companies	30,427,136	30,427,136	—	—
Common stocks	15,160	—	—	$15,160
U.S. Government and Agency obligations	22,549,901	—	$22,549,901	—
Short-term investments	1,429,172	1,429,172	—	—
Total investments in securities	$795,118,586	$772,553,525	$22,549,901	$15,160

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$910,085,160	$910,085,160	—	—
Unaffiliated investment companies	33,782,341	33,782,341	—	—
Common stocks	16,103	—	—	$16,103
U.S. Government and Agency obligations	37,707,271	—	$37,707,271	—
Short-term investments	1,613,381	1,613,381	—	—
Total investments in securities	$983,204,256	$945,480,882	$37,707,271	$16,103

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,064,880,798	$1,064,880,798	—	—
Unaffiliated investment companies	34,595,632	34,595,632	—	—
Common stocks	18,097	—	—	$18,097
U.S. Government and Agency obligations	55,964,202	—	$55,964,202	—
Short-term investments	2,045,013	2,045,013	—	—
Total investments in securities	$1,157,503,742	$1,101,521,443	$55,964,202	$18,097

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
14	|

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2025 Lifetime Portfolio (continued)
Affiliated investment companies	$1,016,810,744	$1,016,810,744	—	—
Unaffiliated investment companies	27,489,445	27,489,445	—	—
Common stocks	13,093	—	—	$13,093
U.S. Government and Agency obligations	68,622,699	—	$68,622,699	—
Short-term investments	2,021,913	2,021,913	—	—
Total investments in securities	$1,114,957,894	$1,046,322,102	$68,622,699	$13,093

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$644,122,985	$644,122,985	—	—
Unaffiliated investment companies	13,104,248	13,104,248	—	—
Common stocks	6,077	—	—	$6,077
U.S. Government and Agency obligations	46,696,846	—	$46,696,846	—
Short-term investments	1,466,026	1,466,026	—	—
Total investments in securities	$705,396,182	$658,693,259	$46,696,846	$6,077

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$237,374,285	$237,374,285	—	—
Unaffiliated investment companies	3,694,876	3,694,876	—	—
Common stocks	1,809	—	—	$1,809
U.S. Government and Agency obligations	17,919,136	—	$17,919,136	—
Short-term investments	455,625	455,625	—	—
Total investments in securities	$259,445,731	$241,524,786	$17,919,136	$1,809

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$151,683,971	$151,683,971	—	—
Unaffiliated investment companies	2,011,599	2,011,599	—	—
Common stocks	867	—	—	$867
U.S. Government and Agency obligations	12,300,066	—	$12,300,066	—
Short-term investments	297,910	297,910	—	—
Total investments in securities	$166,294,413	$153,993,480	$12,300,066	$867
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	55,231	$385,703	$256,511	$(161,977)	$7,029	$79,955	$11,640	—	$567,221
Alternative Risk Premia	68,423	—	707,890	(27,766)	(3,374)	(99,258)	229	—	577,492
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	—	$94,900	$43,273	$(138,714)	$3,516	$(2,975)	$4,291	—	—
Blue Chip Growth	152,460	3,483,901	3,521,582	(476,548)	(4,589)	595,526	—	$59,716	$7,119,872
Bond	25,953	644,172	513,671	(731,875)	36,325	(36,932)	14,698	4,634	425,361
Capital Appreciation	253,829	2,114,972	2,339,322	(402,737)	(56,303)	464,516	327	245,697	4,459,770
Capital Appreciation Value	298,800	3,823,998	1,261,982	(1,585,880)	(42,186)	(144,217)	69,828	374,708	3,313,697
Core Bond	7,497	698,217	393,160	(989,128)	30,753	(29,997)	12,433	6,599	103,005
Disciplined Value	271,435	2,158,360	3,239,320	(130,230)	(10,933)	(620,410)	36,766	106,490	4,636,107
Disciplined Value International	374,710	1,992,667	2,420,803	(130,910)	(7,983)	(388,832)	60,126	—	3,885,745
Diversified Real Assets	—	2,860,760	691,695	(3,599,100)	(19,121)	65,766	93,087	52,336	—
Emerging Markets Debt	69,798	394,671	562,859	(321,309)	(10,625)	(24,633)	19,337	—	600,963
Emerging Markets Equity	704,025	4,791,393	3,033,589	(504,280)	(55,132)	(21,154)	134,047	—	7,244,416
Equity Income	453,484	3,143,377	5,043,005	(173,369)	(14,945)	(1,109,653)	75,751	207,766	6,888,415
Financial Industries	98,211	947,111	890,115	(111,763)	(12,823)	(191,348)	22,216	85,476	1,521,292
Floating Rate Income	—	240,106	79,827	(321,580)	324	1,323	5,859	—	—
Fundamental Global Franchise	—	888,932	271,023	(1,137,976)	(21,686)	(293)	8,533	57,999	—
Fundamental Large Cap Core	73,323	1,738,662	1,952,104	(122,976)	(9,722)	50,168	16,616	—	3,608,236
Global Equity	—	1,582,023	315,456	(2,034,590)	166,333	(29,222)	35,835	8,887	—
Global Shareholder Yield	—	637,021	494,525	(1,179,533)	31,284	16,703	11,868	18,394	—
Health Sciences	292,593	1,026,611	471,778	(173,557)	(4,927)	233,763	—	45,334	1,553,668
High Yield	190,178	165,475	662,875	(185,429)	(19,503)	(22,455)	14,809	—	600,963
International Dynamic Growth	68,338	601,906	344,773	(276,558)	25,122	64,675	2,431	—	759,918
International Growth	118,079	1,920,839	1,543,768	(128,923)	(1,615)	(55,008)	18,382	—	3,279,061
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth Stock	—	$111,742	—	$(113,414)	$15,960	$(14,288)	—	—	—
International Small Cap	—	193,401	—	(199,697)	17,882	(11,586)	—	—	—
International Small Company	294,953	2,385,303	$1,315,965	(839,555)	(67,967)	(80,177)	$64,629	$64,189	$2,713,569
Mid Cap Stock	240,828	3,440,172	2,503,376	(721,241)	(37,488)	438,511	—	482,215	5,623,330
Mid Value	391,186	3,722,105	1,996,365	(276,318)	(37,130)	(229,638)	70,313	48,810	5,175,384
Real Return Bond	—	22,184	—	(21,873)	1,417	(1,728)	—	—	—
Science & Technology	339,295	1,092,803	415,790	(209,806)	(78,869)	222,088	—	111,202	1,442,006
Short Duration Credit Opportunities	—	195,539	88,649	(286,535)	4,703	(2,356)	3,391	—	—
Small Cap Growth	84,302	1,813,138	848,561	(1,348,990)	20,349	141,382	—	—	1,474,440
Small Cap Value	93,919	1,849,228	1,062,983	(1,381,342)	23,244	(147,201)	19,276	66,349	1,406,912
Spectrum Income	—	10,310	10	(10,302)	599	(617)	10	—	—
Strategic Equity Allocation	3,369,217	30,090,221	10,022,811	(2,937,474)	(393,712)	(91,068)	745,785	369,966	36,690,778
Strategic Income Opportunities	27,933	561,178	524,213	(777,267)	3,977	(20,758)	10,348	—	291,343
U.S. High Yield Bond	—	57,814	26,329	(84,283)	1,120	(980)	1,946	—	—
Value Equity	—	114,850	—	(117,197)	6,572	(4,225)	—	—	—
					$(514,124)	$(1,006,633)	$1,584,807	$2,416,767	$105,962,964
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	115,991	$1,431,912	$101,896	$(519,335)	$3,818	$172,941	$40,957	—	$1,191,232
Alternative Risk Premia	143,603	—	1,490,605	(57,218)	(6,880)	(214,499)	522	—	1,212,008
Asia Pacific Total Return Bond	—	229,739	77,822	(308,658)	12,488	(11,391)	9,954	—	—
Blue Chip Growth	314,028	8,499,105	6,244,085	(1,298,850)	(13,648)	1,234,429	—	$136,840	14,665,121
Bond	51,036	1,559,445	972,187	(1,692,853)	96,754	(99,051)	32,588	10,762	836,482
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	529,835	$5,147,478	$4,488,780	$(1,158,463)	$(140,117)	$971,529	$752	$564,922	$9,309,207
Capital Appreciation Value	613,842	9,312,788	2,022,182	(4,082,702)	(91,050)	(353,706)	158,868	852,506	6,807,512
Core Bond	14,742	1,690,279	759,553	(2,244,966)	79,815	(82,120)	28,872	15,444	202,561
Disciplined Value	561,144	5,276,730	5,984,932	(286,083)	(22,542)	(1,368,704)	84,612	245,070	9,584,333
Disciplined Value International	771,874	4,837,575	4,292,011	(244,212)	(7,081)	(873,956)	138,396	—	8,004,337
Diversified Real Assets	—	7,002,489	1,127,899	(8,254,100)	(71,618)	195,330	214,226	120,444	—
Emerging Markets Debt	137,260	1,116,872	801,533	(665,760)	(31,150)	(39,690)	43,076	—	1,181,805
Emerging Markets Equity	1,445,572	11,671,703	4,572,862	(1,217,381)	(108,678)	(43,572)	307,505	—	14,874,934
Equity Income	938,664	7,675,249	9,497,913	(452,292)	(45,546)	(2,417,025)	172,920	474,821	14,258,299
Financial Industries	202,804	2,510,655	1,373,503	(312,740)	(38,717)	(391,260)	51,085	196,545	3,141,441
Floating Rate Income	—	597,267	144,498	(745,343)	4,972	(1,394)	13,605	—	—
Fundamental Global Franchise	—	2,163,250	442,940	(2,558,680)	(64,623)	17,113	19,460	132,275	—
Fundamental Large Cap Core	151,014	4,247,228	3,387,154	(277,522)	(13,405)	87,938	38,249	—	7,431,393
Global Equity	—	3,859,927	410,022	(4,597,258)	533,639	(206,330)	81,654	20,249	—
Global Shareholder Yield	—	1,981,338	535,564	(2,659,279)	167,088	(24,711)	30,946	42,411	—
Health Sciences	589,320	2,494,622	486,818	(333,917)	(9,278)	491,044	—	103,937	3,129,289
High Yield	373,989	400,591	1,330,287	(459,546)	(47,802)	(41,725)	31,706	—	1,181,805
International Dynamic Growth	139,091	1,455,663	546,001	(650,842)	65,013	130,858	5,602	—	1,546,693
International Growth	239,862	4,686,737	2,390,080	(298,279)	5,189	(122,765)	42,290	—	6,660,962
International Growth Stock	—	300,886	—	(305,386)	48,885	(44,385)	—	—	—
International Small Cap	—	549,162	—	(567,041)	61,391	(43,512)	—	—	—
International Small Company	607,581	5,757,996	2,048,609	(1,891,383)	(73,527)	(251,952)	146,994	145,994	5,589,743
Mid Cap Stock	507,857	8,366,278	4,138,907	(1,365,727)	14,876	704,135	—	1,107,876	11,858,469
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	809,163	$9,095,165	$2,806,985	$(625,173)	$(68,640)	$(503,116)	$161,064	$111,807	$10,705,221
Real Return Bond	—	59,001	—	(58,170)	3,750	(4,581)	—	—	—
Science & Technology	703,422	2,667,185	527,701	(494,470)	(162,698)	451,824	—	255,878	2,989,542
Short Duration Credit Opportunities	—	473,369	153,445	(632,112)	12,210	(6,912)	7,773	—	—
Small Cap Growth	165,170	4,401,735	1,160,750	(2,994,418)	60,723	260,026	—	—	2,888,816
Small Cap Value	194,440	4,519,512	1,804,842	(3,181,951)	118,748	(348,436)	44,161	152,009	2,912,715
Spectrum Income	—	26,764	25	(26,742)	1,537	(1,584)	25	—	—
Strategic Equity Allocation	6,940,329	73,288,942	10,591,720	(7,210,608)	(904,403)	(185,464)	1,703,792	845,211	75,580,187
Strategic Income Opportunities	55,727	1,358,527	944,744	(1,687,678)	15,257	(49,619)	22,811	—	581,231
U.S. High Yield Bond	—	139,958	45,356	(185,583)	5,033	(4,764)	4,547	—	—
Value Equity	—	290,185	—	(296,113)	21,212	(15,284)	—	—	—
					$(589,005)	$(3,034,341)	$3,639,012	$5,535,001	$218,325,338
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	211,509	$3,043,440	$138,774	$(1,330,396)	$35,284	$285,092	$77,963	—	$2,172,194
Alternative Risk Premia	258,348	—	2,690,238	(98,135)	(12,971)	(398,671)	963	—	2,180,461
Asia Pacific Total Return Bond	—	438,871	122,541	(563,794)	25,017	(22,635)	18,515	—	—
Blue Chip Growth	565,592	16,518,709	11,289,562	(3,618,876)	(25,889)	2,249,648	—	$259,623	26,413,154
Bond	87,132	2,980,398	1,741,681	(3,291,461)	190,136	(192,665)	61,030	19,994	1,428,089
Capital Appreciation	939,991	10,003,839	8,170,672	(3,133,097)	(280,779)	1,755,001	1,428	1,072,331	16,515,636
Capital Appreciation Value	1,106,386	18,142,181	3,154,839	(8,177,795)	(107,365)	(742,043)	301,622	1,618,546	12,269,817
Core Bond	24,055	3,178,811	1,162,369	(4,006,311)	157,437	(161,793)	53,297	27,964	330,513
Disciplined Value	1,008,561	10,256,393	10,084,328	(491,185)	(24,282)	(2,599,030)	161,077	466,543	17,226,224
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,382,385	$9,434,465	$7,217,070	$(637,306)	$(5,331)	$(1,673,565)	$264,304	—	$14,335,333
Diversified Real Assets	—	13,610,264	1,662,509	(15,520,021)	(105,956)	353,204	408,960	$229,929	—
Emerging Markets Debt	232,368	2,320,701	1,348,992	(1,537,879)	(70,961)	(60,168)	82,344	—	2,000,685
Emerging Markets Equity	2,565,952	22,653,339	6,711,878	(2,636,840)	(158,669)	(166,066)	579,362	—	26,403,642
Equity Income	1,677,985	14,885,654	16,130,803	(956,045)	(84,830)	(4,486,993)	325,822	899,603	25,488,589
Financial Industries	360,134	5,662,843	1,295,798	(639,237)	(45,460)	(695,471)	97,365	374,605	5,578,473
Floating Rate Income	—	1,152,916	196,321	(1,355,708)	6,031	440	25,867	—	—
Fundamental Global Franchise	—	4,220,882	642,285	(4,775,339)	39,302	(127,130)	36,851	250,489	—
Fundamental Large Cap Core	272,609	8,269,950	5,618,426	(599,357)	7,875	118,176	73,209	—	13,415,070
Global Equity	—	7,516,486	478,859	(8,626,149)	1,236,834	(606,030)	155,514	38,566	—
Global Shareholder Yield	—	4,258,224	403,886	(4,963,432)	520,535	(219,213)	62,378	80,905	—
Health Sciences	1,068,510	4,853,549	769,379	(816,247)	(31,212)	898,321	—	196,895	5,673,790
High Yield	633,128	815,674	2,554,961	(1,202,480)	(120,464)	(47,006)	59,816	—	2,000,685
International Dynamic Growth	252,091	2,832,920	910,825	(1,306,192)	132,236	233,463	10,659	—	2,803,252
International Growth	427,731	9,127,074	3,692,854	(709,926)	41,694	(273,603)	80,660	—	11,878,093
International Growth Stock	—	597,173	—	(606,085)	127,552	(118,640)	—	—	—
International Small Cap	—	1,113,285	—	(1,149,530)	129,406	(93,161)	—	—	—
International Small Company	1,094,176	11,183,238	3,150,059	(3,700,610)	181,482	(747,751)	279,354	277,453	10,066,418
Mid Cap Stock	915,660	16,235,282	6,142,341	(2,093,886)	75,317	1,021,599	—	2,082,662	21,380,653
Mid Value	1,453,854	17,625,643	3,699,802	(1,070,821)	(94,118)	(926,015)	305,206	211,868	19,234,491
Real Return Bond	—	114,763	—	(113,149)	7,319	(8,933)	—	—	—
Science & Technology	1,273,611	5,184,580	913,952	(1,203,810)	(376,690)	894,814	—	487,175	5,412,846
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Credit Opportunities	—	$901,047	$245,411	$(1,156,434)	$27,871	$(17,895)	$14,661	—	—
Small Cap Growth	312,999	8,559,792	2,012,509	(5,659,045)	188,035	373,065	—	—	$5,474,356
Small Cap Value	349,860	8,755,656	2,838,336	(5,954,030)	353,158	(752,223)	83,885	$288,744	5,240,897
Spectrum Income	—	52,445	48	(52,401)	2,972	(3,064)	49	—	—
Strategic Equity Allocation	12,444,084	142,946,617	8,951,193	(14,217,803)	(1,152,530)	(1,011,398)	3,248,530	1,611,520	135,516,079
Strategic Income Opportunities	101,836	2,597,935	1,664,513	(3,138,728)	38,198	(99,771)	42,501	—	1,062,147
U.S. High Yield Bond	—	267,027	73,926	(341,481)	11,943	(11,415)	8,608	—	—
Value Equity	—	578,628	—	(590,482)	44,504	(32,650)	—	—	—
					$882,631	$(8,112,175)	$6,921,800	$10,495,415	$391,501,587
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	364,776	$5,780,834	$232,925	$(2,820,594)	$239,534	$313,547	$138,616	—	$3,746,246
Alternative Risk Premia	441,952	—	4,741,869	(289,911)	(41,098)	(680,784)	1,712	—	3,730,076
Asia Pacific Total Return Bond	—	797,618	189,146	(990,483)	44,034	(40,315)	33,213	—	—
Blue Chip Growth	986,916	30,301,979	19,020,638	(7,145,443)	(356,825)	4,268,621	—	$461,380	46,088,970
Bond	150,520	5,397,964	2,608,545	(5,543,161)	247,758	(244,090)	106,632	35,695	2,467,016
Capital Appreciation	1,624,328	18,407,654	13,831,771	(6,335,201)	(91,722)	2,726,944	2,538	1,905,579	28,539,446
Capital Appreciation Value	1,927,101	33,279,239	4,314,587	(14,630,241)	616,213	(2,208,249)	536,688	2,879,944	21,371,549
Core Bond	43,492	5,852,694	2,009,433	(7,258,991)	289,124	(294,681)	95,246	50,640	597,579
Disciplined Value	1,751,029	18,742,175	16,776,108	(1,019,604)	37,519	(4,628,619)	286,499	829,815	29,907,579
Disciplined Value International	2,366,051	17,194,225	11,492,297	(1,207,664)	(73,969)	(2,868,939)	469,584	—	24,535,950
Diversified Real Assets	—	24,944,563	2,167,715	(27,566,495)	(220,994)	675,211	727,227	408,867	—
Emerging Markets Debt	404,931	4,352,940	1,992,360	(2,674,960)	(72,885)	(110,999)	145,900	—	3,486,456
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	4,443,809	$41,459,397	$9,733,682	$(4,959,343)	$(203,589)	$(303,351)	$1,032,976	—	$45,726,796
Equity Income	2,899,905	27,195,317	26,748,952	(1,914,828)	(52,227)	(7,927,656)	577,710	$1,600,805	44,049,558
Financial Industries	622,273	10,505,065	1,903,302	(1,509,039)	135,962	(1,396,278)	173,443	667,307	9,639,012
Floating Rate Income	—	2,069,307	340,154	(2,421,161)	115,516	(103,816)	45,974	—	—
Fundamental Global Franchise	—	7,734,910	784,002	(8,362,507)	933,467	(1,089,872)	65,588	445,825	—
Fundamental Large Cap Core	472,332	15,104,367	9,195,356	(1,310,903)	56,826	197,820	129,984	—	23,243,466
Global Equity	—	13,768,233	501,057	(15,400,049)	2,683,976	(1,553,217)	276,480	68,564	—
Global Shareholder Yield	—	8,128,771	384,354	(9,074,169)	1,797,891	(1,236,847)	114,861	143,985	—
Health Sciences	1,845,708	8,859,341	846,497	(1,385,916)	(52,149)	1,532,938	—	348,718	9,800,711
High Yield	1,103,309	1,386,981	4,340,602	(1,979,546)	(197,254)	(64,327)	101,311	—	3,486,456
International Dynamic Growth	429,884	5,187,526	1,429,453	(2,474,702)	243,457	394,579	18,969	—	4,780,313
International Growth	742,236	16,719,153	5,610,055	(1,275,163)	(55,686)	(386,452)	143,511	—	20,611,907
International Growth Stock	—	1,098,852	—	(1,115,257)	316,218	(299,813)	—	—	—
International Small Cap	—	2,066,220	—	(2,133,480)	1,126,914	(1,059,654)	—	—	—
International Small Company	1,890,620	20,403,753	4,753,810	(6,817,449)	191,782	(1,138,191)	496,773	493,394	17,393,705
Mid Cap Stock	1,599,797	29,822,221	9,729,733	(4,027,432)	60,589	1,770,160	—	3,706,501	37,355,271
Mid Value	2,505,186	32,297,237	5,011,620	(2,209,497)	(177,308)	(1,778,446)	543,825	377,513	33,143,606
Real Return Bond	—	210,749	—	(207,784)	13,813	(16,778)	—	—	—
Science & Technology	2,133,394	9,473,338	1,330,890	(2,643,632)	(693,700)	1,600,026	—	865,211	9,066,922
Short Duration Credit Opportunities	—	1,638,081	356,344	(2,012,258)	59,815	(41,982)	25,981	—	—
Small Cap Growth	520,862	15,625,202	2,636,956	(10,103,316)	257,744	693,289	—	—	9,109,875
Small Cap Value	619,815	16,053,895	4,710,303	(10,855,631)	443,984	(1,067,724)	149,107	513,247	9,284,827
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Spectrum Income	—	$95,601	$89	$(95,521)	$7,826	$(7,995)	$89	—	—
Strategic Equity Allocation	21,639,780	261,825,577	9,950,367	(32,167,723)	3,560,570	(7,511,590)	5,773,679	$2,864,188	$235,657,201
Strategic Income Opportunities	170,775	4,705,141	2,937,035	(5,772,893)	26,430	(114,531)	74,372	—	1,781,182
U.S. High Yield Bond	—	484,435	107,701	(592,981)	25,596	(24,751)	15,440	—	—
Value Equity	—	1,061,800	—	(1,083,631)	169,059	(147,228)	—	—	—
					$11,412,211	$(24,174,040)	$12,303,928	$18,667,178	$678,601,675
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	415,966	$6,437,200	$321,844	$(3,112,014)	$199,745	$425,197	$162,971	—	$4,271,972
Alternative Risk Premia	519,785	—	5,729,930	(503,913)	(57,328)	(781,707)	2,049	—	4,386,982
Asia Pacific Total Return Bond	—	1,301,551	318,523	(1,626,506)	69,120	(62,688)	54,837	—	—
Blue Chip Growth	1,029,160	33,786,276	17,866,631	(7,879,086)	(428,225)	4,716,191	—	$515,853	48,061,787
Bond	519,003	9,407,161	5,678,582	(6,571,311)	10,473	(18,452)	253,092	63,071	8,506,453
Capital Appreciation	1,675,053	20,295,234	12,640,640	(6,251,090)	(158,392)	2,904,290	2,807	2,107,249	29,430,682
Capital Appreciation Value	1,424,234	36,993,075	5,130,215	(24,955,965)	1,593,530	(2,966,101)	601,129	3,225,743	15,794,754
Core Bond	366,389	7,943,669	4,186,638	(7,204,828)	177,719	(69,011)	132,209	59,189	5,034,187
Disciplined Value	1,771,833	20,830,247	15,252,598	(1,226,427)	45,532	(4,639,039)	318,925	923,732	30,262,911
Disciplined Value International	2,437,965	16,531,265	13,100,108	(1,173,821)	(77,918)	(3,097,935)	450,334	—	25,281,699
Diversified Real Assets	735,711	27,288,978	2,691,406	(23,206,849)	(508,177)	(475,309)	798,104	448,716	5,790,049
Emerging Markets Debt	834,460	6,635,693	6,502,770	(5,480,373)	(421,464)	(51,928)	252,551	—	7,184,698
Emerging Markets Equity	4,589,713	44,906,682	8,016,194	(5,418,927)	(218,035)	(57,763)	1,134,596	—	47,228,151
Equity Income	3,052,972	30,922,476	26,131,740	(2,292,344)	(28,624)	(8,358,599)	647,420	1,817,012	46,374,649
Financial Industries	684,929	11,788,795	2,175,059	(1,970,071)	170,014	(1,554,247)	192,627	741,115	10,609,550
Floating Rate Income	—	3,346,404	486,625	(3,850,677)	128,138	(110,490)	69,261	—	—
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	198,218	$8,860,548	$1,073,149	$(7,422,276)	$593,077	$(947,885)	$75,648	$514,201	$2,156,613
Fundamental Large Cap Core	528,646	16,850,916	10,099,122	(1,364,744)	62,610	366,786	144,994	—	26,014,690
Global Equity	329,352	15,034,540	604,653	(12,794,524)	2,011,444	(1,236,533)	302,906	75,118	3,619,580
Global Shareholder Yield	222,396	8,925,549	409,396	(7,396,639)	1,366,066	(1,160,477)	140,681	157,479	2,143,895
Health Sciences	2,099,862	9,521,917	1,351,512	(1,411,036)	(29,583)	1,717,460	—	377,690	11,150,270
High Yield	2,213,056	2,300,453	7,098,143	(2,045,140)	(203,922)	(156,278)	164,617	—	6,993,256
International Dynamic Growth	328,517	5,698,880	1,695,015	(4,545,832)	520,914	284,128	20,969	—	3,653,105
International Growth	810,383	18,346,373	6,173,301	(1,588,408)	(60,791)	(366,134)	158,479	—	22,504,341
International Growth Stock	—	1,209,525	—	(1,227,534)	348,086	(330,077)	—	—	—
International Small Cap	—	2,267,560	—	(2,341,384)	1,226,627	(1,152,803)	—	—	—
International Small Company	2,039,795	21,958,567	5,029,664	(7,093,871)	164,282	(1,292,528)	535,738	532,094	18,766,114
Mid Cap Stock	1,620,169	31,912,090	7,926,999	(3,845,902)	84,345	1,753,426	—	3,986,022	37,830,958
Mid Value	2,540,900	35,471,473	4,644,888	(4,812,751)	(296,715)	(1,390,784)	598,448	415,431	33,616,111
Real Return Bond	—	273,259	—	(269,414)	17,858	(21,703)	—	—	—
Science & Technology	2,400,989	10,030,685	1,408,047	(2,202,547)	(617,742)	1,585,759	—	918,854	10,204,202
Short Duration Credit Opportunities	—	2,613,186	589,874	(3,232,776)	83,320	(53,604)	40,013	—	—
Small Cap Growth	513,868	16,656,882	2,943,949	(11,665,840)	340,572	711,981	—	—	8,987,544
Small Cap Value	615,367	17,533,839	4,959,801	(12,784,013)	548,836	(1,040,271)	163,415	562,496	9,218,192
Spectrum Income	—	276,079	255	(275,849)	21,759	(22,244)	255	—	—
Strategic Equity Allocation	23,110,174	279,952,732	11,054,202	(35,331,111)	3,938,394	(7,944,419)	6,193,476	3,072,440	251,669,798
Strategic Income Opportunities	378,718	7,584,251	3,662,029	(7,090,111)	(47,339)	(158,806)	132,971	—	3,950,024
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Yield Bond	—	$789,002	$182,215	$(972,543)	$31,780	$(30,454)	$25,376	—	—
Value Equity	—	1,164,393	—	(1,188,324)	183,614	(159,683)	—	—	—
					$10,783,600	$(25,242,734)	$13,770,898	$20,513,505	$740,697,217
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	540,959	$9,843,376	$485,788	$(5,667,470)	$345,030	$548,930	$233,984	—	$5,555,654
Alternative Risk Premia	775,580	—	8,287,054	(523,073)	(61,190)	(1,156,897)	2,898	—	6,545,894
Asia Pacific Total Return Bond	—	3,734,897	490,745	(4,243,009)	202,396	(185,029)	151,912	—	—
Blue Chip Growth	1,165,665	38,171,656	20,234,276	(8,779,349)	(499,870)	5,309,860	—	$582,926	54,436,573
Bond	1,507,701	25,869,332	10,276,738	(11,405,709)	(24,602)	(4,536)	706,818	174,530	24,711,223
Capital Appreciation	1,874,998	22,710,142	13,909,273	(6,747,277)	(141,313)	3,212,894	3,139	2,356,746	32,943,719
Capital Appreciation Value	1,757,599	45,307,972	5,336,600	(29,432,424)	2,102,296	(3,822,669)	741,228	3,977,530	19,491,775
Core Bond	1,596,883	23,681,609	9,844,740	(12,084,787)	173,030	326,583	433,259	202,775	21,941,175
Disciplined Value	1,924,373	22,419,751	16,672,656	(1,379,105)	50,574	(4,895,578)	341,922	990,343	32,868,298
Disciplined Value International	2,702,498	16,574,508	16,302,932	(1,304,901)	(116,517)	(3,431,114)	453,738	—	28,024,908
Diversified Real Assets	2,149,081	31,624,214	3,183,885	(14,143,497)	(512,158)	(3,239,176)	923,800	519,386	16,913,268
Emerging Markets Debt	1,912,207	17,006,971	5,409,432	(4,855,215)	(349,943)	(747,146)	615,166	—	16,464,099
Emerging Markets Equity	4,798,313	49,895,532	6,808,671	(7,616,429)	(358,472)	645,339	1,239,157	—	49,374,641
Equity Income	3,609,779	36,460,987	30,504,745	(2,375,815)	10,208	(9,767,576)	760,881	2,128,495	54,832,549
Financial Industries	671,532	14,000,619	2,448,555	(4,844,354)	625,088	(1,827,882)	225,822	868,832	10,402,026
Floating Rate Income	—	7,502,313	730,998	(8,272,587)	101,346	(62,070)	167,611	—	—
Fundamental Global Franchise	389,985	12,633,977	1,313,252	(9,115,682)	628,604	(1,217,115)	107,164	728,427	4,243,036
Fundamental Large Cap Core	620,953	19,448,057	12,130,603	(1,612,189)	79,375	511,236	166,840	—	30,557,082
Global Equity	542,479	17,760,015	708,163	(13,212,114)	2,041,036	(1,335,253)	356,779	88,478	5,961,847
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	367,110	$10,659,449	$616,173	$(7,800,143)	$1,433,586	$(1,370,121)	$174,027	$186,130	$3,538,944
Health Sciences	2,396,054	10,188,888	2,410,859	(2,094,650)	(31,408)	2,249,359	—	402,712	12,723,048
High Yield	4,294,092	6,700,148	9,290,073	(1,730,588)	(172,159)	(518,144)	373,257	—	13,569,330
International Dynamic Growth	255,886	6,473,579	1,585,589	(6,177,863)	771,082	193,069	23,436	—	2,845,456
International Growth	933,198	20,671,339	7,422,306	(1,676,005)	(85,983)	(416,755)	179,354	—	25,914,902
International Growth Stock	—	1,208,445	—	(1,226,520)	348,124	(330,049)	—	—	—
International Small Cap	—	2,408,672	—	(2,487,089)	1,316,910	(1,238,493)	—	—	—
International Small Company	2,362,315	24,144,053	6,325,171	(7,386,583)	(89,926)	(1,259,414)	585,657	581,674	21,733,301
Mid Cap Stock	1,702,753	36,205,936	7,581,052	(5,979,999)	265,071	1,687,220	—	4,522,179	39,759,280
Mid Value	2,675,247	40,096,867	5,210,776	(8,492,347)	(447,531)	(974,247)	673,580	467,587	35,393,518
Real Return Bond	—	694,750	—	(684,994)	45,159	(54,915)	—	—	—
Science & Technology	2,331,997	10,660,461	1,407,927	(3,152,289)	(841,452)	1,836,340	—	971,765	9,910,987
Short Duration Credit Opportunities	705,212	7,258,904	2,238,981	(2,827,925)	(53,904)	(163,364)	183,357	—	6,452,692
Small Cap Growth	561,972	18,232,961	3,780,223	(13,399,964)	424,876	790,799	—	—	9,828,895
Small Cap Value	625,683	18,633,547	5,208,575	(14,114,256)	602,387	(957,525)	173,197	596,165	9,372,728
Spectrum Income	—	1,785,655	1,654	(1,784,169)	141,101	(144,241)	1,654	—	—
Strategic Equity Allocation	26,243,091	317,427,724	17,852,743	(45,532,827)	4,925,479	(8,885,862)	7,047,992	3,496,345	285,787,257
Strategic Income Opportunities	1,396,309	20,694,677	4,447,422	(10,129,989)	(133,511)	(315,096)	359,210	—	14,563,503
U.S. High Yield Bond	323,893	2,242,909	2,023,369	(669,833)	(56,913)	(115,980)	104,250	—	3,423,552
Value Equity	—	1,223,966	—	(1,249,150)	197,584	(172,400)	—	—	—
					$12,853,490	$(31,297,018)	$17,511,089	$23,843,025	$910,085,160
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	687,402	$14,025,625	$646,107	$(8,789,089)	$564,839	$612,140	$306,897	—	$7,059,622
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Alternative Risk Premia	1,010,784	—	$10,820,279	$(685,429)	$(82,376)	$(1,521,456)	$3,827	—	$8,531,018
Asia Pacific Total Return Bond	—	$6,354,668	613,272	(6,998,884)	342,759	(311,815)	250,410	—	—
Blue Chip Growth	1,116,191	40,349,510	13,349,531	(6,850,580)	(186,543)	5,464,212	—	$604,577	52,126,130
Bond	2,824,570	47,679,766	13,706,670	(14,980,305)	(95,344)	(16,085)	1,273,954	311,366	46,294,702
Capital Appreciation	1,746,413	23,623,154	8,470,141	(4,612,263)	61,588	3,141,852	3,212	2,411,184	30,684,472
Capital Appreciation Value	2,864,796	55,512,917	5,951,378	(27,354,832)	1,801,998	(4,140,876)	891,516	4,784,000	31,770,585
Core Bond	3,443,229	48,623,911	14,154,192	(16,435,973)	90,520	877,317	925,514	446,753	47,309,967
Disciplined Value	1,715,351	26,629,515	8,866,063	(2,265,461)	83,546	(4,015,471)	399,670	1,157,603	29,298,192
Disciplined Value International	2,725,068	18,943,463	14,273,756	(1,624,651)	(103,808)	(3,229,807)	511,097	—	28,258,953
Diversified Real Assets	3,973,836	34,537,951	9,160,161	(4,940,793)	(1,132,519)	(6,350,712)	990,211	556,724	31,274,088
Emerging Markets Debt	3,576,831	29,558,492	8,447,660	(5,000,387)	(456,260)	(1,752,990)	1,125,087	—	30,796,515
Emerging Markets Equity	4,420,004	47,627,320	4,937,452	(7,482,676)	(316,630)	716,373	1,176,492	—	45,481,839
Equity Income	3,355,127	41,821,258	21,158,656	(3,370,435)	85,015	(8,730,115)	833,732	2,407,080	50,964,379
Financial Industries	755,207	15,293,328	2,875,045	(5,072,646)	652,420	(2,049,984)	242,659	933,611	11,698,163
Floating Rate Income	—	14,083,843	1,103,752	(15,256,507)	161,284	(92,372)	312,505	—	—
Fundamental Global Franchise	1,029,857	17,920,499	2,088,127	(7,584,714)	21,980	(1,241,052)	149,166	1,013,926	11,204,840
Fundamental Large Cap Core	604,590	22,381,614	8,452,288	(2,209,176)	109,682	1,017,467	189,385	—	29,751,875
Global Equity	1,182,221	21,235,815	1,248,456	(9,607,179)	1,238,521	(1,123,003)	418,290	103,732	12,992,610
Global Shareholder Yield	757,219	11,916,146	1,032,304	(5,134,633)	852,303	(1,366,527)	214,901	204,034	7,299,593
Health Sciences	3,064,076	10,115,444	5,267,997	(1,897,114)	(46,872)	2,830,786	—	394,487	16,270,241
High Yield	7,263,870	12,330,389	14,624,129	(2,552,522)	(277,932)	(1,170,235)	680,430	—	22,953,829
International Dynamic Growth	350,139	6,699,151	1,949,843	(5,732,281)	674,577	302,258	24,737	—	3,893,548
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	904,451	$21,658,945	$5,652,873	$(1,868,956)	$(67,026)	$(259,243)	$185,448	—	$25,116,593
International Growth Stock	—	1,531,441	—	(1,554,288)	441,686	(418,839)	—	—	—
International Small Cap	—	2,735,868	—	(2,824,734)	1,525,531	(1,436,665)	—	—	—
International Small Company	2,548,714	24,168,449	6,753,275	(5,866,764)	(71,699)	(1,535,091)	582,084	$578,125	23,448,170
Mid Cap Stock	1,646,084	37,699,108	7,739,809	(8,976,446)	443,911	1,529,685	—	4,628,129	38,436,067
Mid Value	2,572,377	43,860,641	5,892,480	(14,757,474)	(678,867)	(284,238)	728,015	505,374	34,032,542
Real Return Bond	—	1,538,461	—	(1,516,888)	99,714	(121,287)	—	—	—
Science & Technology	2,584,092	11,418,488	1,430,670	(2,930,159)	(818,164)	1,881,556	—	1,021,264	10,982,391
Short Duration Credit Opportunities	1,352,195	14,479,302	2,331,328	(3,866,988)	(147,160)	(423,901)	371,563	—	12,372,581
Small Cap Growth	526,468	17,796,603	3,507,221	(13,292,091)	529,940	666,258	—	—	9,207,931
Small Cap Value	588,894	18,234,686	5,237,608	(14,456,412)	719,951	(914,200)	167,251	575,698	8,821,633
Spectrum Income	—	3,220,561	2,963	(3,217,882)	249,568	(255,210)	2,963	—	—
Strategic Equity Allocation	27,490,898	323,450,437	21,449,720	(40,813,180)	3,252,287	(7,963,387)	7,049,943	3,497,313	299,375,877
Strategic Income Opportunities	3,902,591	41,639,670	10,970,848	(10,973,583)	(289,833)	(643,083)	752,088	—	40,704,019
U.S. High Yield Bond	611,905	4,155,214	4,994,310	(2,348,534)	(249,200)	(83,957)	194,080	—	6,467,833
Value Equity	—	1,479,751	—	(1,510,176)	233,809	(203,384)	—	—	—
					$9,217,196	$(32,615,081)	$20,957,127	$26,134,980	$1,064,880,798
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	651,553	$15,754,396	$571,790	$(10,832,654)	$560,986	$636,928	$322,256	—	$6,691,446
Alternative Risk Premia	1,033,044	—	11,273,428	(896,286)	(99,473)	(1,558,782)	4,008	—	8,718,887
Asia Pacific Total Return Bond	—	9,041,085	727,546	(9,812,577)	446,429	(402,483)	353,646	—	—
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	741,237	$32,580,728	$5,421,782	$(7,554,927)	$(97,356)	$4,265,542	—	$482,665	$34,615,769
Bond	4,017,537	79,994,676	18,069,956	(31,891,636)	106,526	(432,084)	$1,969,443	519,803	65,847,438
Capital Appreciation	1,092,176	19,330,475	3,033,921	(5,493,765)	374,608	1,944,292	2,590	1,944,177	19,189,531
Capital Appreciation Value	3,830,599	54,673,616	5,813,123	(15,239,572)	815,695	(3,581,522)	884,950	4,748,765	42,481,340
Core Bond	3,812,106	68,759,395	12,306,217	(29,468,941)	524,519	257,150	1,237,387	614,857	52,378,340
Disciplined Value	1,076,196	22,612,462	3,799,434	(5,861,899)	270,932	(2,439,493)	336,640	975,044	18,381,436
Disciplined Value International	2,315,717	15,106,686	13,958,852	(2,009,667)	(184,743)	(2,857,140)	411,803	—	24,013,988
Diversified Real Assets	5,337,406	30,534,142	28,379,619	(6,445,461)	(1,410,764)	(9,052,149)	870,778	489,576	42,005,387
Emerging Markets Debt	4,192,641	41,672,951	6,084,066	(9,152,194)	(546,905)	(1,959,275)	1,487,112	—	36,098,643
Emerging Markets Equity	3,000,343	34,217,509	3,041,466	(6,810,365)	(251,250)	676,173	837,187	—	30,873,533
Equity Income	2,239,131	34,924,911	8,820,728	(4,210,231)	105,568	(5,628,574)	666,360	1,976,452	34,012,402
Financial Industries	590,093	13,670,019	2,568,624	(6,051,386)	847,224	(1,893,937)	214,520	825,347	9,140,544
Floating Rate Income	1,399,943	23,237,280	3,352,440	(15,151,472)	(427,353)	(357,331)	658,541	—	10,653,564
Fundamental Global Franchise	1,577,066	21,075,693	2,087,782	(4,178,945)	(70,040)	(1,756,008)	174,049	1,183,064	17,158,482
Fundamental Large Cap Core	433,576	16,686,194	5,915,812	(2,175,047)	71,175	838,160	139,809	—	21,336,294
Global Equity	1,559,129	21,046,421	1,474,373	(4,945,463)	450,665	(891,174)	410,433	101,784	17,134,822
Global Shareholder Yield	801,507	9,492,599	936,008	(1,922,511)	278,989	(1,058,560)	185,224	161,150	7,726,525
Health Sciences	3,008,084	8,505,415	6,123,076	(1,567,791)	(31,097)	2,943,323	—	325,516	15,972,926
High Yield	8,079,100	19,737,044	10,695,820	(3,100,547)	(301,729)	(1,500,633)	933,715	—	25,529,955
International Dynamic Growth	333,833	5,112,807	1,559,890	(3,647,629)	377,463	309,695	18,604	—	3,712,226
International Growth	763,487	16,370,252	7,539,144	(2,220,408)	(91,516)	(395,434)	141,455	—	21,202,038
International Growth Stock	—	1,007,438	—	(1,022,568)	290,827	(275,697)	—	—	—
International Small Cap	—	1,989,643	—	(2,054,178)	1,129,140	(1,064,605)	—	—	—
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	2,111,563	$18,022,473	$6,496,162	$(3,483,744)	$(252,850)	$(1,355,666)	$426,660	$423,758	$19,426,375
Mid Cap Stock	1,272,172	30,629,094	7,301,827	(9,795,621)	664,983	904,933	—	3,719,499	29,705,216
Mid Value	1,980,376	34,089,445	4,451,861	(11,636,323)	(525,690)	(178,914)	556,579	386,366	26,200,379
Real Return Bond	—	2,386,930	—	(2,353,472)	155,561	(189,019)	—	—	—
Science & Technology	2,085,901	9,642,617	1,505,555	(3,170,265)	(871,472)	1,758,646	—	848,059	8,865,081
Short Duration Bond	1,652,186	—	21,474,858	(4,921,576)	(112,111)	(84,534)	169,497	—	16,356,637
Short Duration Credit Opportunities	2,046,608	24,942,157	2,755,149	(7,965,596)	(365,832)	(639,412)	622,781	—	18,726,466
Small Cap Growth	381,328	14,103,818	2,754,870	(11,151,132)	462,667	499,203	—	—	6,669,426
Small Cap Value	441,118	14,307,810	3,982,896	(11,665,323)	625,821	(643,251)	128,955	443,879	6,607,953
Spectrum Income	—	6,561,156	6,060	(6,555,820)	685,029	(696,425)	6,060	—	—
Strategic Equity Allocation	22,989,541	289,563,836	21,813,836	(58,767,255)	5,984,839	(8,239,153)	6,218,183	3,084,696	250,356,103
Strategic Income Opportunities	5,898,839	70,961,924	12,064,614	(19,797,306)	(657,075)	(1,047,266)	1,253,353	—	61,524,891
U.S. High Yield Bond	709,243	6,594,492	3,032,144	(1,700,456)	(174,913)	(254,566)	282,784	—	7,496,701
Value Equity	—	1,150,733	—	(1,174,481)	187,913	(164,165)	—	—	—
					$8,945,390	$(35,563,207)	$21,925,362	$23,254,457	$1,016,810,744
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	455,370	$13,665,261	$349,627	$(10,199,028)	$409,172	$451,615	$233,544	—	$4,676,647
Alternative Risk Premia	739,024	—	8,055,392	(629,107)	(73,338)	(1,115,581)	2,890	—	6,237,366
Asia Pacific Total Return Bond	—	9,279,445	765,252	(10,091,150)	272,317	(225,864)	359,608	—	—
Blue Chip Growth	184,112	16,031,980	767,773	(10,081,487)	2,594,056	(714,285)	—	$231,951	8,598,037
Bond	3,933,377	68,763,384	14,285,006	(18,313,356)	(129,858)	(137,122)	1,784,768	444,503	64,468,054
Capital Appreciation	169,816	9,796,142	1,372,955	(8,982,649)	3,854,889	(3,057,669)	1,281	961,880	2,983,668
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	3,181,841	$38,171,341	$6,260,355	$(7,040,207)	$94,509	$(2,199,385)	$619,442	$3,324,009	$35,286,613
Core Bond	3,998,638	62,602,997	10,160,044	(18,783,906)	227,067	735,087	1,158,140	564,268	54,941,289
Disciplined Value	103,432	11,409,741	1,405,397	(11,369,426)	2,240,944	(1,920,031)	165,783	480,173	1,766,625
Disciplined Value International	1,038,572	14,495,747	1,956,225	(4,941,380)	(262,230)	(478,372)	385,241	—	10,769,990
Diversified Real Assets	4,284,790	17,755,649	29,603,360	(5,010,167)	(1,229,119)	(7,398,425)	492,719	277,020	33,721,298
Emerging Markets Debt	3,426,679	34,936,198	3,457,429	(6,858,728)	(317,463)	(1,713,726)	1,228,183	—	29,503,710
Emerging Markets Equity	1,211,326	15,012,605	1,737,334	(4,605,971)	(38,113)	358,691	358,832	—	12,464,546
Equity Income	643,134	18,120,690	3,575,490	(10,693,159)	1,016,457	(2,250,268)	319,019	1,003,925	9,769,210
Financial Industries	345,796	6,052,323	1,363,325	(1,316,414)	92,594	(835,454)	94,513	363,632	5,356,374
Floating Rate Income	1,580,608	19,738,308	2,712,885	(9,468,269)	(302,454)	(652,046)	614,783	—	12,028,424
Fundamental Global Franchise	1,225,605	14,019,823	2,405,446	(1,737,542)	(101,038)	(1,252,109)	113,077	768,617	13,334,580
Fundamental Large Cap Core	207,241	10,516,076	1,337,720	(2,465,218)	182,356	627,417	85,836	—	10,198,351
Global Equity	1,224,113	14,185,018	2,173,107	(2,378,832)	43,908	(570,201)	270,790	67,154	13,453,000
Global Shareholder Yield	685,642	6,986,542	1,272,676	(906,748)	80,135	(823,014)	142,141	115,974	6,609,591
Health Sciences	2,076,071	4,561,084	5,624,441	(1,173,853)	(17,946)	2,030,212	—	170,727	11,023,938
High Yield	6,527,091	15,913,667	8,366,174	(2,157,074)	(152,038)	(1,345,123)	756,965	—	20,625,606
International Dynamic Growth	391,199	2,498,878	2,458,081	(800,008)	(42,552)	235,733	8,711	—	4,350,132
International Growth	245,631	7,963,208	589,310	(1,838,466)	293,604	(186,481)	66,935	—	6,821,175
International Growth Stock	—	454,488	—	(461,312)	131,529	(124,705)	—	—	—
International Small Cap	—	937,266	—	(967,661)	549,296	(518,901)	—	—	—
International Small Company	1,075,727	8,930,072	3,694,243	(1,858,854)	(151,218)	(717,553)	206,028	204,627	9,896,690
Mid Cap Stock	595,916	15,590,124	3,397,503	(5,820,026)	787,290	(40,250)	—	1,847,484	13,914,641
Mid Value	922,163	17,380,132	2,132,029	(7,103,719)	(54,261)	(153,967)	277,130	192,378	12,200,214
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Real Return Bond	—	$2,009,605	—	$(1,981,614)	$132,229	$(160,220)	—	—	—
Science & Technology	1,214,994	4,720,550	$1,651,762	(1,686,776)	(417,613)	895,800	—	$405,459	$5,163,723
Short Duration Bond	2,222,494	7,749,623	19,852,498	(5,338,567)	(110,706)	(150,154)	$336,638	—	22,002,694
Short Duration Credit Opportunities	1,559,188	19,553,815	1,633,494	(6,227,865)	(211,583)	(481,291)	471,254	—	14,266,570
Small Cap Growth	247,449	7,478,221	1,362,892	(4,990,147)	115,567	361,353	—	—	4,327,886
Small Cap Value	284,496	7,681,168	2,182,999	(5,385,102)	293,748	(511,065)	67,611	232,725	4,261,748
Spectrum Income	—	5,763,058	5,334	(5,758,466)	792,753	(802,679)	5,334	—	—
Strategic Equity Allocation	11,825,921	151,524,648	13,796,864	(35,606,901)	3,397,852	(4,328,182)	3,189,588	1,582,280	128,784,281
Strategic Income Opportunities	4,230,301	55,272,107	7,777,531	(17,805,181)	(286,473)	(835,947)	939,035	—	44,122,037
U.S. High Yield Bond	586,024	5,308,432	2,158,431	(918,903)	(65,985)	(287,698)	228,706	—	6,194,277
Value Equity	—	585,032	—	(597,136)	100,001	(87,897)	—	—	—
					$13,738,285	$(30,379,757)	$14,984,525	$13,238,786	$644,122,985
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	179,139	$5,441,348	$122,645	$(4,074,054)	$253,844	$95,972	$95,497	—	$1,839,755
Alternative Risk Premia	311,933	—	3,406,810	(287,897)	(23,252)	(462,946)	1,180	—	2,632,715
Asia Pacific Total Return Bond	—	4,782,290	430,129	(5,238,662)	190,962	(164,719)	177,888	—	—
Blue Chip Growth	53,563	4,992,154	465,313	(3,536,970)	710,753	(129,862)	—	$69,093	2,501,388
Bond	1,750,349	33,276,371	5,749,850	(10,214,492)	29,118	(152,626)	819,096	205,015	28,688,221
Capital Appreciation	55,854	2,775,467	540,693	(2,576,499)	988,118	(746,427)	348	260,968	981,352
Capital Appreciation Value	1,419,818	14,608,354	4,064,601	(2,540,461)	127,451	(514,168)	228,457	1,225,932	15,745,777
Core Bond	1,771,947	30,376,659	3,806,540	(10,217,991)	118,665	262,682	547,023	262,846	24,346,555
Disciplined Value	16,402	3,148,157	588,668	(3,611,425)	942,111	(787,371)	44,143	127,857	280,140
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	337,959	$3,625,990	$894,288	$(708,950)	$(55,582)	$(251,109)	$96,438	—	$3,504,637
Diversified Real Assets	1,645,154	5,966,467	12,685,841	(2,479,939)	(376,691)	(2,848,314)	160,311	$90,132	12,947,364
Emerging Markets Debt	1,393,299	14,992,204	1,742,722	(3,985,863)	(123,153)	(629,605)	513,561	—	11,996,305
Emerging Markets Equity	253,020	3,763,895	510,097	(1,815,286)	92,665	52,208	86,502	—	2,603,579
Equity Income	214,209	5,431,999	1,417,730	(3,204,516)	251,146	(642,527)	93,212	287,010	3,253,832
Financial Industries	—	1,156,846	83,785	(1,306,596)	167,819	(101,854)	17,285	66,501	—
Floating Rate Income	847,187	8,712,495	1,256,238	(3,014,991)	(57,879)	(448,772)	290,455	—	6,447,091
Fundamental Global Franchise	468,739	5,453,937	1,283,792	(1,149,826)	(33,663)	(454,365)	42,448	288,532	5,099,875
Fundamental Large Cap Core	62,818	2,381,859	1,218,811	(674,324)	7,743	157,187	18,758	—	3,091,276
Global Equity	458,857	5,431,822	1,098,524	(1,319,129)	68,837	(237,215)	99,175	24,594	5,042,839
Global Shareholder Yield	307,636	3,138,485	618,852	(472,615)	47,731	(366,839)	63,828	51,752	2,965,614
Health Sciences	—	738,626	74,388	(895,147)	87,650	(5,517)	—	26,537	—
High Yield	2,683,973	6,727,834	3,485,677	(1,164,488)	(38,514)	(529,153)	309,983	—	8,481,356
International Dynamic Growth	110,238	727,310	745,133	(311,935)	(12,453)	77,788	2,555	—	1,225,843
International Growth	85,865	2,324,250	622,848	(561,946)	346	(1,036)	19,431	—	2,384,462
International Growth Stock	—	142,102	—	(144,229)	41,242	(39,115)	—	—	—
International Small Cap	—	271,126	—	(279,953)	69,768	(60,941)	—	—	—
International Small Company	336,832	2,767,411	1,410,213	(824,367)	(50,123)	(204,278)	61,148	60,732	3,098,856
Mid Cap Stock	157,260	4,611,016	1,312,161	(2,477,164)	624,502	(398,496)	—	525,820	3,672,019
Mid Value	247,371	5,290,543	1,020,367	(3,070,698)	221,984	(189,476)	80,943	56,189	3,272,720
Real Return Bond	—	880,541	—	(868,153)	58,287	(70,675)	—	—	—
Science & Technology	—	892,133	124,071	(1,070,343)	63,878	(9,739)	—	73,452	—
|	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	1,239,744	$3,661,196	$11,501,774	$(2,743,647)	$(48,861)	$(96,992)	$178,062	—	$12,273,470
Short Duration Credit Opportunities	624,748	7,993,827	742,436	(2,743,038)	(89,483)	(187,302)	189,313	—	5,716,440
Small Cap Growth	70,885	2,021,683	608,465	(1,548,480)	30,408	127,705	—	—	1,239,781
Small Cap Value	85,255	2,063,873	887,087	(1,661,922)	105,976	(117,900)	17,369	$59,787	1,277,114
Spectrum Income	—	2,300,022	2,132	(2,298,097)	446,274	(450,331)	2,133	—	—
Strategic Equity Allocation	3,684,322	48,773,515	7,105,743	(15,813,279)	1,427,796	(1,371,505)	980,104	486,207	40,122,270
Strategic Income Opportunities	1,741,483	22,593,840	3,508,608	(7,513,829)	91,380	(516,326)	378,820	—	18,163,673
U.S. High Yield Bond	234,434	2,246,687	825,615	(456,568)	(15,208)	(122,560)	94,052	—	2,477,966
Value Equity	—	165,854	—	(169,267)	29,391	(25,978)	—	—	—
					$6,370,983	$(12,562,497)	$5,709,518	$4,248,956	$237,374,285
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	175,232	$3,933,171	$106,442	$(2,498,804)	$81,862	$176,958	$67,603	—	$1,799,629
Alternative Risk Premia	225,268	—	2,380,218	(123,653)	(14,833)	(340,469)	834	—	1,901,263
Asia Pacific Total Return Bond	—	3,262,195	290,892	(3,570,915)	123,918	(106,090)	121,003	—	—
Blue Chip Growth	17,909	2,400,038	473,107	(2,322,764)	843,953	(557,987)	—	$33,885	836,347
Bond	1,222,234	24,045,679	3,523,541	(7,441,519)	29,287	(124,573)	586,003	146,832	20,032,415
Capital Appreciation	—	1,285,128	217,157	(1,583,636)	698,455	(617,104)	164	123,244	—
Capital Appreciation Value	910,969	8,507,665	3,142,720	(1,336,520)	99,628	(310,849)	135,333	726,216	10,102,644
Core Bond	1,325,727	22,304,841	2,577,944	(6,958,292)	79,424	211,574	402,723	192,184	18,215,491
Disciplined Value	—	2,134,725	271,761	(2,498,328)	519,270	(427,428)	30,158	87,351	—
Disciplined Value International	204,042	1,181,693	1,635,944	(437,160)	(72,665)	(191,892)	32,786	—	2,115,920
Diversified Real Assets	1,038,577	3,432,188	8,864,317	(2,056,510)	(512,455)	(1,553,936)	92,734	52,138	8,173,604
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	925,559	$9,877,256	$1,334,571	$(2,704,603)	$(159,913)	$(378,246)	$339,721	—	$7,969,065
Emerging Markets Equity	57,228	1,703,689	265,487	(1,523,900)	145,083	(1,483)	39,528	—	588,876
Equity Income	58,133	3,738,795	945,337	(3,849,926)	496,033	(447,196)	60,052	$199,505	883,043
Floating Rate Income	728,584	5,731,522	1,255,089	(1,009,370)	(26,424)	(406,290)	219,738	—	5,544,527
Fundamental Global Franchise	247,260	2,731,443	915,454	(700,939)	(42,383)	(213,389)	21,415	145,566	2,690,186
Fundamental Large Cap Core	27,797	1,663,460	357,400	(818,977)	64,656	101,364	13,217	—	1,367,903
Global Equity	307,971	3,438,438	1,117,944	(1,039,617)	(9,417)	(122,748)	63,755	15,811	3,384,600
Global Shareholder Yield	242,039	2,325,859	734,105	(464,487)	8,080	(270,298)	48,812	38,191	2,333,259
High Yield	1,814,126	4,407,985	2,230,162	(516,467)	(3,631)	(385,411)	207,132	—	5,732,638
International Dynamic Growth	32,884	377,365	202,497	(263,548)	15,737	33,614	1,390	—	365,665
International Growth	64,896	1,204,287	1,134,004	(487,203)	(25,755)	(23,182)	10,565	—	1,802,151
International Growth Stock	—	73,650	—	(74,753)	21,472	(20,369)	—	—	—
International Small Cap	—	130,717	—	(134,970)	30,941	(26,688)	—	—	—
International Small Company	184,456	1,287,031	1,094,640	(526,005)	(61,869)	(96,805)	28,683	28,487	1,696,992
Mid Cap Stock	63,200	2,158,464	680,906	(1,456,841)	286,917	(193,723)	—	248,484	1,475,723
Mid Value	99,310	2,743,592	569,611	(2,070,980)	150,542	(78,898)	42,580	29,558	1,313,867
Real Return Bond	—	616,380	—	(607,773)	41,948	(50,555)	—	—	—
Short Duration Bond	1,097,488	3,234,540	9,715,557	(1,953,417)	(43,162)	(88,390)	157,130	—	10,865,128
Short Duration Credit Opportunities	431,060	5,352,312	466,151	(1,679,011)	(65,762)	(129,494)	129,665	—	3,944,196
Small Cap Growth	31,053	649,735	335,523	(505,903)	16,757	47,007	—	—	543,119
Small Cap Value	36,287	904,068	460,186	(841,997)	52,499	(31,173)	7,754	26,690	543,583
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Spectrum Income	—	$1,495,051	$1,381	$(1,493,807)	$288,712	$(291,337)	$1,381	—	—
Strategic Equity Allocation	1,974,411	26,425,595	4,554,427	(9,505,546)	704,651	(677,792)	539,743	$267,754	$21,501,335
Strategic Income Opportunities	1,180,119	15,207,552	1,592,844	(4,174,897)	56,755	(373,618)	258,920	—	12,308,636
U.S. High Yield Bond	156,307	1,469,995	585,090	(309,828)	(9,843)	(83,248)	62,487	—	1,652,166
Value Equity	—	74,170	—	(75,685)	15,645	(14,130)	—	—	—
					$3,824,113	$(8,064,274)	$3,723,009	$2,361,896	$151,683,971
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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